Cash, Cash Equivalents, and Marketable Securities	12 Months Ended
Dec. 31, 2023
Cash, Cash Equivalents, and Marketable Securities [Abstract]
Cash, Cash Equivalents, and Marketable Securities

5.      Cash, Cash Equivalents, and Marketable Securities

Cash and cash equivalents as of December 31, 2023 and 2022 consist of the following:

	Contracted Maturity	2023	2022
		Balance	Balance
Cash	Demand	$11,632,839	$3,519,674
Treasury bills and money market funds	Demand	206,705,819	333,649,605
		$218,338,658	$337,169,279

Marketable securities consist of term deposits of $1,135,200 as at December 31, 2023 (2022 – $1,100,000). The Company did not have any long-term investments as at December 31, 2023 or 2022.

As of December 31, 2023, the Company entered into a guarantee/standby letter of credit in the amount of $1,362,500 which will be used towards the issuance of credit for running the day-to-day business operations (2022 – $1,257,500).